ICON Bond Fund

Supplement dated November 13, 2017 to the Prospectus, Summary Prospectus and

Statement of Additional Information dated January 26, 2017

Effective November 15, 2017, this supplements the ICON U.S. Diversified Funds Prospectus (the “Prospectus”), and the Summary Prospectus and Statement of Additional Information (“SAI”) of the ICON Bond Fund (the “Fund”) dated January 26, 2017.

On page 5 of the Prospectus, under the heading “Portfolio Managers”, delete the paragraph and insert the following:

Portfolio Manager: Donovan J. (Jerry) Paul is the Portfolio Manager of the Fund. Mr. Paul became Co-Portfolio Manager of the Fund in March 2014.

On page 30 of the Prospectus, under the heading Portfolio Managers, under the ICON Bond Fund, delete “Zach Jonson and” and “Since January 2011” under “Portfolio Manager” and “Tenure” respectively.

On page 31 of the Prospectus, delete the paragraph detailing the biography of Zach Jonson.

On page 4 of the Summary Prospectus, delete the heading and paragraph under Portfolio Managers, and insert the following:

Portfolio Manager: Donovan J. (Jerry) Paul is the Portfolio Manager of the Fund. Mr. Paul became Co-Portfolio Manager of the Fund in March 2014.

On page 43 of the Statement of Additional Information, under the heading “Portfolio Manager Accounts and Other Information”, under in the table showing “Other Accounts Managed”, delete all information in the table concerning Zach Jonson.